Revenues	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
NET REVENUES:
Revenues

4. Revenues

Disaggregation of Revenue

The Company’s net revenues for the three months ended June 30, 2024 and 2023 consisted of approximately $5.4 million and $1.8 million, respectively, of hardware and software bundled systems for which revenue is transferred at a point in time. The Company’s net revenues for the six months ended June 30, 2024 and 2023 consisted of approximately $14.8 million and $3.6 million, respectively, of hardware and software bundled systems for which revenue is transferred at a point in time. The Company’s remaining net revenue for the three months ended June 30, 2024 and 2023 of approximately $1 million and $0.96 million, respectively, related to PCS revenue and other services which are transferred over time. The Company’s remaining net revenue for the six months ended June 30, 2024 and 2023 of approximately $2.2 million and $2.1 million, respectively, related to PCS revenue and other services which are transferred over time. Within each product category, contract terms, conditions and economic factors affecting the nature, amount, timing, and uncertainty around revenue recognition and cash flow are substantially similar.

Contract Balances

A receivable is recognized in the period the Company delivers goods or provides services or when the Company’s right to consideration is unconditional. The Company usually does not record contract assets because the Company has an unconditional right to payment upon satisfaction of the performance obligation, and therefore, a receivable is more commonly recorded than a contract asset. Receivables are generally paid within thirty days and there is no financing element to the customer contracts. As of June 30, 2024 and December 31, 2023, there were no unbilled receivable balances.

The Company’s short-term and long-term deferred revenue balances totaled $3,791,970 and $3,878,997 as of June 30, 2024. The Company’s short-term and long-term deferred revenue balances totaled $4,008,654 and $4,962,126 as of December 31, 2023. Of the deferred revenue balance of $8,970,780 as of January 1, 2024, the Company recognized approximately $1,000,090 and $2,166,588 during the three and six months ended June 30, 2024, respectively.

Remaining Performance Obligations

As of June 30, 2024, the Company had approximately $7.7 million of remaining performance obligations, which were comprised of deferred service contracts not yet delivered. The Company expects to recognize approximately 27% of its remaining performance obligations as revenue in fiscal 2024 and the remaining 73% in fiscal 2025 and years thereafter.

Costs to Obtain or Fulfill a Contract

The Company does not pay any material variable compensation to obtain a customer contract. Additionally, the majority of the Company’s cost of fulfillment as a seller of products is classified as inventory and then cost of revenue when the product is sold. Other costs of contract fulfillment such as software maintenance are expensed in the period incurred and align with when the revenue is amortized.

5. Revenues

Disaggregation of Revenue

The Company’s net revenues for the years ended December 31, 2023 and 2022 consisted of approximately $7.4 million and $9.4 million of hardware and software bundled systems for which revenue is transferred at a point in time. The Company’s remaining net revenue of approximately $4.9 million and $5.2 million relates to PCS revenue and other services which are transferred over time. Within each product category, contract terms, conditions and economic factors affecting the nature, amount, timing, and uncertainty around revenue recognition and cash flow are substantially similar.

Contract Balances

A receivable is recognized in the period the Company delivers goods or provides services or when the Company’s right to consideration is unconditional. The Company usually does not record contract assets because the Company has an unconditional right to payment upon satisfaction of the performance obligation, and therefore, a receivable is more commonly recorded than a contract asset. Receivables are generally paid within thirty days and there is no financing element to the customer contracts. As of December 31, 2023 and 2022, there are no unbilled receivable balances.

The Company’s short-term and long-term deferred revenue balances totaled $4,008,654 and $4,962,126 as of December 31, 2023. The Company’s short-term and long-term deferred revenue balances totaled $4,168,016 and $4,805,431 as of December 31, 2022. Of the deferred revenue balance of $8,973,447 and $9,888,275 as of January 1, 2023 and 2022, the Company recognized approximately $4,168,016 and $4,593,794 during the years ended December 31, 2023 and 2022.

Remaining Performance Obligations

As of December 31, 2023, the Company had approximately $9.0 million of remaining performance obligations, which were comprised of deferred service contracts not yet delivered. The Company expects to recognize approximately 45% of its remaining performance obligations as revenue in fiscal 2024 and the remaining 55% in fiscal 2025 and years thereafter.

Costs to Obtain or Fulfill a Contract

The Company does not pay any material variable compensation to obtain a customer contract. Additionally, the majority of the Company’s cost of fulfillment as a seller of products is classified as inventory and then cost of revenue when the product is sold. Other costs of contract fulfillment such as software maintenance are expensed in the period incurred and align with when the revenue is amortized.